N-4	Apr. 30, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000821051
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?	No

Are There Transaction Charges?	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.	Fee Tables

Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year , depending on the investment options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract

Annual Fee	Minimum	Maximum
Base Contract Expenses	0.25%[1,2]	0.25%[1,2]
Subaccounts (Fund fees and expenses)	0.09%[3]	3.38%[3]

1 As a percentage of the average Contract Value.
[2] You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
3 As a percentage of the net assets of each Subaccount.

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost $327	Highest Annual Cost $2,986

Assumes

•
Investment of $100,000
•
5% annual appreciation
•
0.25% Base Contract Expenses
•
Least expensive combination of Fund fees and expenses
•
No advisory fees paid to third-party investment advisory firms
•
No additional Purchase Payments, transfers or withdrawals

Assumes

•
Investment of $100,000
•
5% annual appreciation
•
0.25% Base Contract Expenses
•
Most expensive combination of Fund fees and expenses
•
No advisory fees paid to third-party investment advisory firms
•
No additional Purchase Payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	No
Transaction Charges [Text Block]	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year , depending on the investment options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract

Annual Fee	Minimum	Maximum
Base Contract Expenses	0.25%[1,2]	0.25%[1,2]
Subaccounts (Fund fees and expenses)	0.09%[3]	3.38%[3]

1 As a percentage of the average Contract Value.
[2] You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
3 As a percentage of the net assets of each Subaccount.

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.25%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.38%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average Contract Value.You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
Investment Options Footnotes [Text Block]	As a percentage of the net assets of each Subaccount.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost $327	Highest Annual Cost $2,986

Assumes

•
Investment of $100,000
•
5% annual appreciation
•
0.25% Base Contract Expenses
•
Least expensive combination of Fund fees and expenses
•
No advisory fees paid to third-party investment advisory firms
•
No additional Purchase Payments, transfers or withdrawals

Assumes

•
Investment of $100,000
•
5% annual appreciation
•
0.25% Base Contract Expenses
•
Most expensive combination of Fund fees and expenses
•
No advisory fees paid to third-party investment advisory firms
•
No additional Purchase Payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 327
Highest Annual Cost [Dollars]	$ 2,986
Risks [Table Text Block]

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Is This a Short‑Term Investment?	No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
•
An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•
Performance will vary based on the performance of the Subaccount(s) you select.

•
Each Subaccount will have its own unique risks.

•
You should review each Fund’s prospectus carefully before making an investment decision.
1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds

RISKS		Location in Prospectus
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

Investment Restrictions [Text Block]	Yes, the following restrictions may apply:
•
During all or part of the Free Look Period, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount.
•
You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.
•
Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase transactions or Exchanges.
•
We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
Yes, there are:
•
We will not pay any Beneficiary their portion of the Death Benefit until we have determined the number of Beneficiaries entitled to receive payment and received all required forms in good order.
•
We reserve the right to modify or terminate certain benefits available under the Contract.

Tax Implications [Text Block]
•
The Contracts are not offered in connection with Individual Retirement Accounts (“IRAs”) or qualified plans of any kind.
•
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
	•Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLES
The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Current Charge	Maximum Charge
Transfer Fee	None	$15.00A
A
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six‑day limit.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1,2] (as a percentage of the average Contract Value)	0.25%
[1]
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[2]
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(c). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.09%	3.38%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses after any waivers or expense reimbursements)	0.09%	3.19%[1]
[1]	This reflects temporary reductions to Fund expenses.
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$3,655	$11,115	$18,782	$38,886

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Current Charge	Maximum Charge
Transfer Fee	None	$15.00A
A
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six‑day limit.

Transfer Fee, Maximum [Dollars]	$ 15.00	[4]
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six‑day limit.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1,2] (as a percentage of the average Contract Value)	0.25%
[1]
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[2]
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(c). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.25%	[5],[6]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(c). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.09%	3.38%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses after any waivers or expense reimbursements)	0.09%	3.19%[1]
[1]	This reflects temporary reductions to Fund expenses.

Surrender Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$3,655	$11,115	$18,782	$38,886

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,655
Surrender Expense, 3 Years, Maximum [Dollars]	11,115
Surrender Expense, 5 Years, Maximum [Dollars]	18,782
Surrender Expense, 10 Years, Maximum [Dollars]	$ 38,886
Annuitize Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$3,655	$11,115	$18,782	$38,886

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,655
Annuitized Expense, 3 Years, Maximum [Dollars]	11,115
Annuitized Expense, 5 Years, Maximum [Dollars]	18,782
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,886
No Surrender Example [Table Text Block]
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$3,655	$11,115	$18,782	$38,886

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,655
No Surrender Expense, 3 Years, Maximum [Dollars]	11,115
No Surrender Expense, 5 Years, Maximum [Dollars]	18,782
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 38,886
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
1.  PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss: The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.
Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.
Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
Not appropriate for Certain Individuals: Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax‑deferred savings vehicles and are seeking additional opportunities to invest long-term on a tax‑deferred basis. The contract is generally not appropriate for investors who have not maximized contributions to other traditional tax‑deferred savings vehicles available to them, such as individual retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax‑deferral, but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax‑deferred savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).
Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges Among Subaccounts for more information.
Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations – annuity income payments guaranteed under the Contract could be especially at risk.
Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms: You may authorize a third‑party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:
•	We may limit the amount of any Initial or Additional Purchase Payment.
•	We reserve the right to terminate the availability of the lower Contract Charges (0.10%) to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants.
•	We reserve the right to limit exchanges, and to charge as much as $15.00 for each exchange in excess of six per calendar year.
•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
•	We may modify or terminate certain Contract features such as dollar cost averaging, automatic rebalancing, and the systematic withdrawal program.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
4.  BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None
There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre‑authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.
Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.
Death Benefit:
What is the Death Benefit?
The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.
The Contract does not guarantee a minimum Death Benefit.
Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Who has the right to the Death Benefit?
The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that FILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.
No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

Settlement Option	Description	Beneficiary Restrictions
Stretch Benefit
Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.
Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday.
Beneficiary must be spouse of deceased Owner Federal tax law does not allow a civil union partner to continue the Contract as his or her own.
How are Beneficiaries designated in the Contract?
The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.
Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).
Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.
What is the process for claiming the Death Benefit?
Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.
At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.
We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.
Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.
If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.
If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.
Automatic Annuity Builder
An optional benefit you may elect for no additional charge, Automatic Annuity Builder allows you to make periodic, pre‑authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. Transactions pursuant to the Automatic Annuity Builder will be reported in your quarterly statements rather than confirmations. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre‑authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.
Dollar Cost Averaging
An optional benefit you may elect for no additional charge, Dollar Cost Averaging allows you to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.
You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.
If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.
You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.
You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.
Automatic Rebalancing
An optional benefit you may elect for no additional charge, Automatic Rebalancing can help you maintain your specified allocation mix among the Subaccounts. You direct us to readjust your allocations on a quarterly, semi‑annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.
You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the day scheduled for the reallocation, the reallocation will take place on the next day the New York Stock Exchange is open for trading.
Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.
Systematic Withdrawal Program
An optional benefit you may elect for no additional charge, our Systematic Withdrawal Program allows you to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Subaccounts in accordance with FILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts.
If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.
You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.
Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

Benefits Available [Table Text Block]
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None
There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre‑authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.
Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Description [Table Text Block]
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that FILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.
No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

Settlement Option	Description	Beneficiary Restrictions
Stretch Benefit
Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.
Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday.
Beneficiary must be spouse of deceased Owner Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Operation of Benefit [Text Block]
Death Benefit:
What is the Death Benefit?
The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.
The Contract does not guarantee a minimum Death Benefit.
Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Who has the right to the Death Benefit?
The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that FILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.
No restrictions
Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

Settlement Option	Description	Beneficiary Restrictions
Stretch Benefit
Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.
Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday.
Beneficiary must be spouse of deceased Owner Federal tax law does not allow a civil union partner to continue the Contract as his or her own.
How are Beneficiaries designated in the Contract?
The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.
Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).
Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.
What is the process for claiming the Death Benefit?
Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.
At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.
We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.
Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.
If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.
If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FPRA. You can also request this information at no cost by calling 1‑800‑634‑9361 or by sending an email request to filifunddocuments@fidelity.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	19.53%	5.62%	7.42%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.90%	5.59%	7.05%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%*	18.17%	7.55%	8.78%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	15.16%	9.43%	11.04%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	6.98%	-0.57%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	34.29%	15.11%	15.71%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	6.73%	8.02%	12.42%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	-3.04%	3.62%	5.79%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	21.43%	15.28%	15.69%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	17.28%	10.29%	10.51%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%	18.72%	13.58%	14.78%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.94%	41.06%	5.79%	10.84%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	10.49%	24.08%	7.87%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	18.94%	12.44%	11.51%
Seeks to provide investment results that correspond to the total return of stocks of mid‑ to small‑capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	12.32%	8.02%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	15.08%	16.38%	13.31%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	5.23%	6.00%	5.40%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.28%	4.10%	3.08%	2.01%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	14.84%	13.62%	17.36%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	21.39%	16.02%	13.75%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	21.93%	11.23%	19.85%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	14.27%	4.10%	8.66%
Seeks capital appreciation	Fidelity® VIP Hedged Equity Portfolio Adviser: Fidelity Diversifying Solutions LLC	0.56%*	—	—	—
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%*	10.45%	4.24%	5.57%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	24.42%	14.70%	12.89%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%	18.56%	6.16%	9.72%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	7.22%	0.02%	2.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.45%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.58%	16.61%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	19.69%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.39%	9.63%	2.31%	4.40%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	11.24%	6.98%	7.59%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	11.68%	10.02%	10.50%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.80%	20.32%	6.54%	7.85%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	3.06%	4.15%	3.79%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	8.82%	3.02%	4.62%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	23.28%	16.75%	23.67%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.11%	17.11%	13.14%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	14.03%	12.43%	12.42%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.16%	13.02%	11.15%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	7.89%	12.06%	10.74%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Seeks capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	15.33%	2.70%	4.51%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	32.96%	4.37%	7.27%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	17.40%	5.31%	6.85%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.
*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
†	Prior to April 30, 2026, the fund was named Fidelity® VIP Investor Freedom Income Portfolio.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FPRA. You can also request this information at no cost by calling 1‑800‑634‑9361 or by sending an email request to filifunddocuments@fidelity.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	19.53%	5.62%	7.42%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.90%	5.59%	7.05%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%*	18.17%	7.55%	8.78%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	15.16%	9.43%	11.04%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	6.98%	-0.57%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	34.29%	15.11%	15.71%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	6.73%	8.02%	12.42%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	-3.04%	3.62%	5.79%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	21.43%	15.28%	15.69%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	17.28%	10.29%	10.51%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%	18.72%	13.58%	14.78%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.94%	41.06%	5.79%	10.84%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	10.49%	24.08%	7.87%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	18.94%	12.44%	11.51%
Seeks to provide investment results that correspond to the total return of stocks of mid‑ to small‑capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	12.32%	8.02%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	15.08%	16.38%	13.31%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	5.23%	6.00%	5.40%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.28%	4.10%	3.08%	2.01%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	14.84%	13.62%	17.36%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	21.39%	16.02%	13.75%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	21.93%	11.23%	19.85%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	14.27%	4.10%	8.66%
Seeks capital appreciation	Fidelity® VIP Hedged Equity Portfolio Adviser: Fidelity Diversifying Solutions LLC	0.56%*	—	—	—
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%*	10.45%	4.24%	5.57%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	24.42%	14.70%	12.89%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.85%	18.56%	6.16%	9.72%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	7.22%	0.02%	2.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	10.57%	3.11%	5.68%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.45%	11.87%	3.95%	6.55%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	13.29%	4.79%	7.33%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	14.44%	5.46%	7.95%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	15.37%	6.18%	8.81%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.58%	16.61%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	18.69%	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	19.69%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	19.73%	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom RetirementSM Portfolio† Adviser: Fidelity Management & Research Company LLC	0.39%	9.63%	2.31%	4.40%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	11.24%	6.98%	7.59%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	11.68%	10.02%	10.50%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.80%	20.32%	6.54%	7.85%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	3.06%	4.15%	3.79%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	8.82%	3.02%	4.62%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	23.28%	16.75%	23.67%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.11%	17.11%	13.14%	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	14.03%	12.43%	12.42%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.16%	13.02%	11.15%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	7.89%	12.06%	10.74%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Seeks capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	15.33%	2.70%	4.51%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	32.96%	4.37%	7.27%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	17.40%	5.31%	6.85%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.
*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
†	Prior to April 30, 2026, the fund was named Fidelity® VIP Investor Freedom Income Portfolio.

S000002887 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	7.42%
S000017659 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain high total returnwith reduced risk over the long-term by allocating its assetsamong stocks, bonds, andshort-term instruments
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.05%
S000017667 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager 70% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	8.78%
S000007730 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital growth consistent with reasonable risk
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	11.04%
S000061711 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]
S000016759 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Communication Services Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	34.29%
Average Annual Total Returns, 5 Years [Percent]	15.11%
Average Annual Total Returns, 10 Years [Percent]	15.71%
S000007736 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Discretionary Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	12.42%
S000016757 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Consumer Staples Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.04%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	5.79%
S000007724 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	15.28%
Average Annual Total Returns, 10 Years [Percent]	15.69%
S000007725 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	17.28%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	10.51%
S000007731 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Dynamic Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	13.58%
Average Annual Total Returns, 10 Years [Percent]	14.78%
S000039296 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	41.06%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	10.84%
S000007752 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	24.08%
Average Annual Total Returns, 10 Years [Percent]	7.87%
S000007716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	11.51%
S000061712 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investmentresults that correspond to the totalreturn of stocks of mid‑ tosmall‑capitalizationU.S. companies
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]
S000007758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	13.31%
S000044870 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income
Portfolio Company Name [Text Block]	Fidelity® VIP Floating Rate High Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	5.40%
S000017654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income and, as a secondary objective, capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 20% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	4.23%
S000079708 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income and, as a secondary objective, capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 30% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000079709 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income as well as total return. The fund also considers the potential for capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 40% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000017655 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.13%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	7.24%
S000018574 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.19%
S000017656 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 70% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.65%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	9.12%
S000017657 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 85% Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	10.51%
S000017648 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.01%
S000007732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	21.39%
Average Annual Total Returns, 5 Years [Percent]	16.02%
Average Annual Total Returns, 10 Years [Percent]	13.75%
S000007733 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	21.93%
Average Annual Total Returns, 5 Years [Percent]	11.23%
Average Annual Total Returns, 10 Years [Percent]	19.85%
S000007717 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	17.36%
S000007742 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	8.66%
S000084059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Hedged Equity Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.56%	[7]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000007718 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	5.57%
S000007726 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
S000007747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Industrials Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	14.70%
Average Annual Total Returns, 10 Years [Percent]	12.89%
S000039298 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.72%
S000061713 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	33.15%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]
S000017668 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.68%
S000017665 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with asecondary objectiveof principal preservation
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomRetirementSM Portfolio	[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	9.63%
Average Annual Total Returns, 5 Years [Percent]	2.31%
Average Annual Total Returns, 10 Years [Percent]	4.40%
S000017660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2010 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	5.68%
S000017661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2015 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	6.55%
S000017662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2020 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.33%
S000017663 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2025 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	7.95%
S000017664 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2030 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	8.81%
S000076747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2035 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000076748 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2040 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000076749 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2045 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.69%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000076750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Investor FreedomSM 2050 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000016758 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Materials Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	7.59%
S000007734 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	10.50%
S000007720 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	20.32%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	7.85%
S000007753 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	3.79%
S000017666 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	4.62%
S000007755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.28%
Average Annual Total Returns, 5 Years [Percent]	16.75%
Average Annual Total Returns, 10 Years [Percent]	23.67%
S000061714 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]
S000007756 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Utilities Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	12.42%
S000007721 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Value Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Average Annual Total Returns, 10 Years [Percent]	11.15%
S000007735 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	10.74%
S000007317 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
S000064660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%
S000010295 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	42.12%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.63%
S000004175 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries
Portfolio Company Name [Text Block]	Morgan Stanley Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.25%	[7]
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.27%
S000004181 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return
Portfolio Company Name [Text Block]	Morgan Stanley Global Strategist Portfolio
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.40%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	6.85%
S000004174 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	4.51%
S000009667 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.19%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	6.54%
S000009673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
S000009661 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
S000009665 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
S000007325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	There is no guaranteed minimum death benefit.We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.
Name of Benefit [Text Block]	Death Benefit
Automatic Annuity Builder [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Annuity Builder
Purpose of Benefit [Text Block]	Allows for periodic, pre‑authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum transfer amount is $100.We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Name of Benefit [Text Block]	Automatic Annuity Builder
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum transfer amount is $250.May not be used at the same time as Automatic Rebalancing.We reserve the right to modify or terminate this benefit.
Name of Benefit [Text Block]	Dollar Cost Averaging
Automatic Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	Helps to maintain a specified allocation mix among Subaccounts.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.
Name of Benefit [Text Block]	Automatic Rebalancing
Systematic Withdrawal Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes, an investor can lose money by investing in the Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss: The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No, the Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, the taxable portion of a distribution will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•
An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).
•
Performance will vary based on the performance of the Subaccount(s) you select.
•
Each Subaccount will have its own unique risks.
•
You should review each Fund’s prospectus carefully before making an investment decision.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations – annuity income payments guaranteed under the Contract could be especially at risk.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:
•	We may limit the amount of any Initial or Additional Purchase Payment.
•	We reserve the right to terminate the availability of the lower Contract Charges (0.10%) to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants.
•	We reserve the right to limit exchanges, and to charge as much as $15.00 for each exchange in excess of six per calendar year.
•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
•	We may modify or terminate certain Contract features such as dollar cost averaging, automatic rebalancing, and the systematic withdrawal program.

Possibility of Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
Not appropriate for Certain Individuals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not appropriate for Certain Individuals: Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax‑deferred savings vehicles and are seeking additional opportunities to invest long-term on a tax‑deferred basis. The contract is generally not appropriate for investors who have not maximized contributions to other traditional tax‑deferred savings vehicles available to them, such as individual retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax‑deferral, but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax‑deferred savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).

Potential Harmful Fund Transfer Activity [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges Among Subaccounts for more information.

Potential Impact of Any Fees You Pay to Third Party Investment Advisory Firms [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms: You may authorize a third‑party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.

Expenses that are deducted from Fund assets including management fees distribution and or service 12b 1 fees and other expenses [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	3.38%
Expenses that are deducted from Fund assets including management fees distribution and or service 12b 1 fees and other expenses after any waivers or expense reimbursements [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses after any waivers or expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	3.19%	[9]
Portfolio Company Expenses, Footnotes [Text Block]	This reflects temporary reductions to Fund expenses.

[1]	As a percentage of the average Contract Value.
[2]	You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
[3]	As a percentage of the net assets of each Subaccount.
[4]	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Subaccount at the end of the Free Look Period, this will not count against the six-day limit.
[5]	Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as "Total Separate Account Annual Expenses".
[6]	You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(c). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.
[7]	This Fund's current expenses reflect temporary fee reductions. See the Fund's prospectus for additional information.
[8]	Prior to April 30, 2026, the fund was named Fidelity® VIP Investor Freedom Income Portfolio.
[9]	This reflects temporary reductions to Fund expenses.